Commitments and Contingencies (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii		6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 04, 2020 USD ($) $ / shares	Jun. 30, 2022 USD ($) item shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Other Commitments [Line Items]
Maximum number of demands | item		3
Underwriting discount (in dollars per unit) | $ / shares	$ 0.20			$ 0.20
Payments of underwriting discount	$ 16,600,000			$ 16,600,000
Deferred underwriting commission (in dollars per unit) | $ / shares	$ 0.35			$ 0.35
Deferred underwriting commissions in connection with the initial public offering	$ 29,000,000.0		$ 28,980,000	$ 29,000,000.0
Non current accounts payable and accrued expenses				3,900,000
Deferred legal fees		$ 5,900,000		$ 3,900,000
Over-allotment
Other Commitments [Line Items]
Period to exercise the over-allotment option		45 days		45 days
Additional units granted to underwriters to purchase | shares		10,800,000		10,800,000